IFRS 9 Impairment	6 Months Ended
Jun. 30, 2025
IFRS 9 Impairment [Abstract]
IFRS 9 Impairment [text block]	IFRS 9 Impairment Model overview During the first six months of 2025, Deutsche Bank continued to apply the same IFRS 9 impairment model and methodologies, key assumptions and risk management activities as disclosed in the Annual Report 2024 except for the change in estimate outlined below. As outlined in that report, the Group leverages existing models used for the determination of capital demand under the Basel Internal Ratings Based Approach and internal risk management practices to calculate the bank’s ECL. In the second quarter of 2025 the Group implemented a model update with regard to the Loss Given Default (LGD) parameter used in the IFRS 9 accounting framework, primarily to align with the corresponding methodologies and models implemented in the solvency framework following regulatory guidelines. This change in estimate led to a net reduction of the credit loss allowance in the amount of € 133 million and impacted all stages. The most pronounced reduction of the credit loss allowance was observed in the Private Bank. In the Corporate Bank and Investment Bank the net impact was primarily in stages 1 and 2 and less pronounced. However, for certain underlying portfolios such as CRE a more pronounced increase in credit loss allowance was observed, which was offset by a reduction of credit loss allowance in other underlying portfolios in these businesses. The latest developments and key uncertainties in the first six months of 2025 and their consideration in the ECL calculation, based on the bank’s ongoing credit risk management activities and governance framework, are described in the section ‘Key risk themes’ in this report. Activities targeted at assessing the appropriateness of the ECL calculation include regular emerging risk reviews as well as portfolio deep dives, day to day risk management on the level of individual borrowers, and regular model validations. The Group also considers each reporting period if there are any potential model imprecisions or uncertainties not included in the model that require an overlay. Lastly, the Group presents its major sources of estimation uncertainty in the ECL model and a sensitivity analysis regarding forward looking information as a key assumption. Forward-looking information The tables below contain the macroeconomic variables (MEV’s) included in the application of forward-looking information feeding the IFRS 9 model as of June 30, 2025, and as of December 31, 2024. At each reporting date, the consensus data include the latest macroeconomic developments. Macroeconomic variables applied as of June 2025¹ ² Year 1(4 quarter avg) Year 2(4 quarter avg) GDP - USA 1.40% 1.62 % GDP - Eurozone 1.15% 1.10 % GDP - Germany 0.38% 1.42 % GDP - Italy 0.57% 1.00 % GDP - Developing Asia 4.43% 4.20 % GDP - Emerging Markets 3.82% 3.76 % Unemployment - USA 4.42% 4.48 % Unemployment - Eurozone 6.39% 6.35 % Unemployment - Germany 3.68% 3.70 % Unemployment - Italy 6.18% 6.29 % Unemployment - Spain 10.60% 10.37 % Unemployment - Japan 2.48% 2.47 % Real Estate Prices - CRE Index USA 296.76 292.64 Real Estate Prices - CRE Index Eurozone 109.88 110.27 Real Estate Prices - House Price Index USA 324.52 330.22 Real Estate Prices - House Price Index Germany 152.99 155.62 Real Estate Prices - House Price Index Spain 2,085.02 2,131.28 Equity - S&P500 5,955 6,228 Equity - Eurostoxx50 5,349 5,507 Equity - DAX40 23,360 23,965 Equity - MSCI EAFE 1,147 1,188 Equity - MSCI Asia 1,690 1,759 Equity - Nikkei 37,497 38,582 Credit - High Yield Index 342.86 380.68 Credit - CDX High Yield 375.31 411.87 Credit - CDX IG 58.37 63.67 Credit - CDX Emerging Markets 184.31 207.23 Credit - ITX Europe 125 60.34 63.93 Commodity - WTI 67.86 64.56 Commodity - Gold 3,200.37 3,386.38 1 MEV as of June 17, 2025, which remained consistent as of June 30, 2025 2 Year 1 equals second quarter of 2025 to first quarter of 2026, Year 2 equals second quarter of 2026 to first quarter of 2027 as of December 2024¹ ² Year 1(4 quarter avg) Year 2(4 quarter avg) GDP - USA 2.23% 2.04 % GDP - Eurozone 1.04% 1.19 % GDP - Germany 0.38% 1.14 % GDP - Italy 0.74% 1.02 % GDP - Developing Asia 4.53% 4.26 % GDP - Emerging Markets 4.11% 3.81 % Unemployment - USA 4.29% 4.20 % Unemployment - Eurozone 6.46% 6.42 % Unemployment - Germany 3.46% 3.40 % Unemployment - Italy 6.50% 6.76 % Unemployment - Spain 11.12% 10.93 % Unemployment - Japan 2.48% 2.40 % Real Estate Prices - CRE Index USA 312.27 316.81 Real Estate Prices - CRE Index Eurozone 107.75 108.39 Real Estate Prices - House Price Index USA 325.05 333.47 Real Estate Prices - House Price Index Germany 152.78 158.19 Real Estate Prices - House Price Index Italy 103.82 104.92 Real Estate Prices - House Price Index Spain 1,959.68 2,000.70 Equity - S&P500 6,109 6,436 Equity - Eurostoxx50 4,965 5,162 Equity - DAX40 20,131 20,968 Equity - MSCI EAFE 1,069 1,112 Equity - MSCI Asia 1,602 1,630 Equity - Nikkei 38,972 39,582 Credit - High Yield Index 312.32 358.66 Credit - CDX High Yield 332.33 374.29 Credit - CDX IG 56.50 64.29 Credit - CDX Emerging Markets 177.90 202.59 Credit - ITX Europe 125 62.15 68.66 Commodity - WTI 70.46 65.85 Commodity - Gold 2,588.02 2,612.91 1 MEV as of December 5, 2024, which remained consistent as of December 31, 2024 2 Year 1 equals fourth quarter of 2024 to third quarter of 2025, Year 2 equals fourth quarter of 2025 to third quarter of 2026 Overlays applied to the IFRS 9 model output The Group regularly reviews the IFRS 9 methodology and processes, key inputs into the ECL calculation and discusses upcoming model changes, potential model imprecisions or other estimation uncertainties, for example in the macroeconomic environment to determine if any overlays are required. Moreover, regular reviews for evolving or emerging risks are performed, especially in the current macroeconomic and geopolitical environment. Measures applied include client surveys and interviews, along with analysis of portfolios across businesses, regions and sectors. In addition, the Group regularly reviews and validates key model inputs and assumptions (including those in feeder models) and ensures where expert judgement is applied, it is in line with the Group’s risk management framework. As of June 30, 2025, management overlays amounted to € 146 million, compared to € 124 million at the end of 2024 (which resulted in an increase of Allowance for credit losses in both periods). The management overlays in the first half of 2025 are primarily driven by overlays to accelerate the impact from model updates and recalibration effects envisaged for later periods and tariffs. A tariff overlay based on a more pessimistic outlook across U.S. macro-economic variables prior to March 31, 2025, was initially recorded in the first quarter of 2025. Since macro-economic variables used as of June 30, 2025, are reflective of the current outlook and the Group’s Forward Looking Information (FLI) model appropriately captures the existing uncertainty, the aforementioned overlay could be discontinued. The tariff overlay focusing on most vulnerable clients was slightly increased. Overall assessment of ECL’s To ensure that Deutsche Bank’s ECL model accounted for the uncertainties in the macroeconomic environment throughout the second quarter of 2025, the Group continued to review emerging risks, assessed potential baseline and downside impacts and required actions to manage the bank’s credit strategy and risk appetite. The outcome of these reviews including an assessment of the existing uncertainty due to the U.S. tariff situation, concluded that the bank adequately provisioned for its expected credit losses as of June 30, 2025. Results from the above reviews and development of key portfolio indicators are regularly discussed at the Credit Risk Appetite and Management Forum and Group Risk Committee. Where necessary, actions and measures are taken to mitigate the risks. Client ratings are regularly reviewed to reflect the latest macroeconomic developments and where potentially significant increase in credit risks are identified clients are moved to the watchlist (Stage 2), forbearance measures may be negotiated, and credit limits and collateralization are reviewed. Overall, the Group believes that based on its day-to-day risk management activities and regular reviews of emerging risks it has adequately provided for its ECL Model sensitivity The Group has identified three key model assumptions included in the IFRS 9 model. These include forward looking macroeconomic variables, the quantitative criteria for determining if a borrower has incurred a significant increase in credit risk and transferred to Stage 2, and the LGD setting on homogenous portfolios in Stage 3. Further down the bank provides sensitivity analysis on the potential impact if these key assumptions applied in the ECL model were to deviate from the bank’s base case expectations. The sensitivity of the quantitative criteria for determining if a borrower has incurred a significant increase in credit risk and transferred to Stage 2 and the sensitivity of LGD settings on portfolios in Stage 3 have not materially changed versus amounts disclosed in the Annual Report 2024. Macroeconomic Variables The sensitivity of the ECL model with respect to potential changes in projections for key MEVs is shown in the tables below, which provides ECL impacts from downward and upward shifts applied separately to each group of MEVs as of June 30, 2025, and December 31, 2024. The magnitude of the shifts is selected in the range of one standard deviation, which is a statistical measure of the dispersion of the values of a random variable. Each of these groups consists of MEVs from the same category: – GDP growth rates: includes U.S., Eurozone, Germany, Italy, Developing Asia, Emerging Markets – Unemployment rates: includes U.S., Eurozone, Germany, Italy, Japan, Spain – Equities: S&P500, Eurostoxx50, DAX40, Nikkei, MSCI Asia, MSCI EAFE – Credit spreads: ITX Europe 125, High Yield Index, CDX IG, CDX High Yield, CDX Emerging Markets – Real Estate: CRE Index USA, CRE Index Eurozone, House Price Index USA, House Price Index Germany, House Price Index Italy (until 2024 only), House Price Index Spain – Commodities: WTI oil price, Gold price Although interest rates and inflation are not included in the above set of MEVs as separate risk drivers, their overall economic impact is reflected by other macroeconomic variables, such as GDP growth rates, unemployment, equities and credit spreads, since higher rates and inflation typically filter through these forecasts and are thus reflected in the ECL model and below sensitivity analysis in an implicit way. In addition, the sensitivity analysis only includes the impact of the aggregated MEV group (i.e., potential correlations between different MEV groups or the impact of management overlays is not taken into consideration). The sensitivity analysis does not separately present comprehensive scenarios reflecting the impact of potential MEV movements from U.S. tariff announcements after quarter end. ECL quantification for Stage 3 does not follow a model-based process for various portfolios and is therefore excluded from the following tables. As of June 30, 2025, the sensitivity impact is higher, compared to December 31, 2024, mainly due to portfolio changes, higher ECL as well as deteriorations of base MEV projections which the analyses were based on. IFRS 9 – Sensitivities of Forward-Looking Information applied on Stage 1 and Stage 2 – Group Level2 Jun 30, 2025 Upward sensitivity Downward sensitivity Upward shift ECL impactin € m. Downward shift ECL impactin € m. GDP growth rates 1pp (84.3) (1)pp 91.6 Unemployment rates (0.5)pp (58.1) 0.5pp 60.7 Real estate prices 5% (28.8) (5)% 34.1 Equities 10% (26.5) (10)% 33.0 Credit spreads (40)% (26.8) 40% 31.2 Commodities¹ 10% (9.8) (10)% 10.6 1 The sign of the shift applies to oil prices changes. Gold price changes have the opposite sign Dec 31, 2024 Upward sensitivity Downward sensitivity Upward shift ECL impactin € m. Downward shift ECL impactin € m. GDP growth rates 1pp (66.4) (1)pp 71.8 Unemployment rates (0.5)pp (44.9) 0.5pp 49.0 Real estate prices 5% (13.9) (5)% 16.0 Equities 10% (14.1) (10)% 17.8 Credit spreads (40)% (20.7) 40% 24.2 Commodities¹ 10% (7.7) (10)% 8.7 1 The sign of the shift applies to oil prices changes. Gold price changes have the opposite sign 2 The sensitivity analysis was performed without the aforementioned update to the LGD model IFRS 9 Expected Credit Losses Provision for credit losses was € 423 million in the second quarter of 2025, or 36 basis points of average loans, down 10% compared to the first quarter of 2025 and 11% from the second quarter of 2024. Provision for non-performing (Stage 3) loans was € 300 million, materially lower than in the previous and prior year quarters, primarily reflecting a model update in line with regulatory requirements. Provision for performing loans (Stage 1 and 2) was € 123 million, down from € 130 million in the first quarter of 2025 and materially higher than in the prior year quarter. This reflected ECL impacts from the above change in estimate, primarily impacted commercial real estate, along with portfolio effects, and updated macro-economic assumptions. In the first six months, provision for credit losses was € 894 million, or 37 basis points of average loans, down 2% year on year. Provision for non-performing (Stage 3) loans was € 641 million, down 30% from the prior year period, while provision for performing (Stage 1 and 2) loans was € 253 million, materially higher than in the first half of 2024, reflecting the aforementioned factors.